CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 7,849	$ 61,758	$ 13,761
Total current assets	7,849	61,758	13,761
Property and equipment, net	1,295	2,284	6,764
Other assets:
Deposits	1,559	2,300	2,300
Total assets	10,703	66,342	22,825
Current liabilities:
Accounts payable	148,146	171,245	211,487
Accrued liabilities and expenses	813,585	737,964	486,596
Advances from stockholders/officers	170,000	170,000	185,000
Notes payable	358,770	358,770	268,270
Convertible notes payable	300,314	278,266	68,975
Convertible notes payable, related party	181,266	148,953	0
Derivative liabilities	516,610	689,093	529,785
Total current liabilities	2,488,691	2,554,291	1,750,113
Long term debt:
Convertible notes payable, net of unamortized debt discount	0	24,456	6,674
Convertible notes payable, related party, net of unamortized debt discount		0	17,906
Total long term debt		24,456	24,580
Total liabilities	2,488,691
Stockholders' deficit:
Preferred stock	0	0	0
Common stock	46,466	37,073	27,987
Common stock to be issued	420,000	420,000	420,000
Additional paid in capital	6,622,019	5,896,890	4,264,979
Accumulated deficit during development stage	(9,566,473)	(8,866,368)	(6,464,834)
Total stockholders' deficit	(2,477,988)	(2,512,405)	(1,751,868)
Total liabilities and stockholders' deficit	$ 10,703	$ 66,342	$ 22,825